Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Business Segments

	Advanced Engineered Materials	Consumer Specialties		Industrial Specialties	Acetyl Intermediates		Other Activities		Eliminations	Consolidated
	(In $ millions)
	Year Ended December 31, 2012 - As Adjusted (Note 2)
Net sales	1,261	1,186	(1)	1,184	3,231	(1)	—		(444)	6,418
Other (charges) gains, net	(2)	(4)	(2)	—	—		(8)	(2)	—	(14)
Operating profit (loss)	95	251		86	269		(526)		—	175
Equity in net earnings (loss) of affiliates	190	6		—	11		35		—	242
Depreciation and amortization	113	45		55	80		15		—	308
Capital expenditures	51	65		38	169		16		—	339	(3)
	As of December 31, 2012
Goodwill and intangibles, net	372	276		65	229		—		—	942
Total assets	2,703	1,296		963	2,238		1,800		—	9,000
	Year Ended December 31, 2011 - As Adjusted (Note 2)
Net sales	1,298	1,161	(1)	1,223	3,551	(1)	1		(471)	6,763
Other (charges) gains, net	(49)	(3)		—	14		(10)		—	(48)
Operating profit (loss)	79	229		102	458		(466)		—	402
Equity in net earnings (loss) of affiliates	161	2		—	5		24		—	192
Depreciation and amortization	100	44		45	96		13		—	298
Capital expenditures	64	92		71	122		15		—	364	(3)
	As of December 31, 2011
Goodwill and intangibles, net	391	277		54	235		—		—	957
Total assets	2,787	1,154		901	2,035		1,641		—	8,518

	Advanced Engineered Materials		Consumer Specialties		Industrial Specialties		Acetyl Intermediates		Other Activities		Eliminations	Consolidated
	(In $ millions)
	Year Ended December 31, 2010 - As Adjusted (Note 2)
Net sales	1,109		1,098	(1)	1,036		3,082	(1)	2		(409)	5,918
Other (charges) gains, net	31		(76)		25	(4)	(12)		(14)	(4)	—	(46)
Operating profit (loss)	182		163		89		237		(273)		—	398
Equity in net earnings (loss) of affiliates	144		2		—		5		17		—	168
Depreciation and amortization	76	(5)	42		41		117	(5)	11		—	287
Capital expenditures	52		50		55		49		16		—	222	(3)
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(1)
Net sales for Acetyl Intermediates and Consumer Specialties include inter-segment sales of $440 million and $4 million, respectively, for the year ended December 31, 2012 and $468 million and $3 million, respectively, for the year ended December 31, 2011; and $400 million and $9 million, respectively, for the year ended December 31, 2010.

(2)	Includes $9 million of insurance recoveries received from the Company's captive insurance companies related to the Narrows, Virginia facility that eliminates in consolidation.

(3)
Excludes expenditures related to the relocation of the Company’s POM operations in Germany (Note 27) and includes a decrease in accrued capital expenditures of $22 million for the year ended December 31, 2012 and an increase of $15 million and $21 million for the years ended December 31, 2011 and 2010, respectively.

(4)	Includes $7 million of insurance recoveries received from the Company’s captive insurance companies related to the Edmonton, Alberta, Canada facility that eliminates in consolidation.

(5)
Includes $2 million for Advanced Engineered Materials and $20 million for Acetyl Intermediates for the accelerated amortization of the unamortized prepayment related to a raw material purchase agreement (Note 23).

Schedule of Geographical Segments
Revenues and noncurrent assets are presented based on the location of the business. The net sales based on the geographic location of the Company’s facilities are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Net Sales
US	1,811	1,772	1,555
International	4,607	4,991	4,363
Total	6,418	6,763	5,918
International Countries with Significant Net Sales
Germany	2,082	2,328	1,950
China	733	667	596
Singapore	561	722	612
Belgium	504	461	451
Canada	284	323	277
Mexico	257	241	267
Property, plant and equipment, net based on the geographic location of the Company’s facilities is as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Property, Plant and Equipment, Net
US	813	735
International	2,537	2,534
Total	3,350	3,269
International Countries with Significant Property, Plant and Equipment, Net
Germany	1,328	1,394
China	642	573
Singapore	109	112
Belgium	60	53
Canada	148	154
Mexico	128	117